Other gains, net	12 Months Ended
Dec. 31, 2021
Other Gains Losses [Abstract]
Other gains, net

7	Other gains, net

	Year ended December 31,
	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Government grants and tax rebates (note)	132	245	393
Impairment provision for investments in associates (Note 17)	(43)	(4)	—
Gain on step-up acquisition arising from business combination	—	19	8
Fair value change of investment s	(37)	—	105
Gain/(loss) on disposal of a subsidiary	—	32	(10)
Dividend from investments	—	—	27
Others	26	70	30

	78	362	553

Note: There are no unfulfilled conditions or contingencies related to these subsidies.